Schedule of Assumptions Used in The Black-Scholes Model (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2025	[1]	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted average expected term (years)			5 years 9 months 14 days	5 years 9 months 14 days	4 years 7 days
Weighted average expected volatility			66.90%	66.90%	73.28%
Risk-free interest rate, minimum			4.08%	4.08%
Risk-free interest rate, maximum			4.10%	4.10%
Risk-free interest rate					3.99%
Dividend yield			0.00%	0.00%	0.00%

[1]	There were no stock options granted during the nine months ended September 30, 2025.